FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706
                                   ---------

                          TEMPLETON INCOME TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 05/31/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



TEMPLETON GLOBAL BOND FUND

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   9

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series




                                          Quarterly Statement of Investments | 1





                       This page intentionally left blank.





Templeton Global Bond Fund

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT(a)           VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 91.3%
ARGENTINA 3.0%
Republic of Argentina, FRN, 3.01%, 8/03/12 ...............................            57,850,000            $   51,841,178
                                                                                                            --------------
AUSTRALIA 4.0%
New South Wales Treasury Corp.,
  6.50%, 5/01/06 .........................................................             3,400,000 AUD             2,594,011
  8.00%, 3/01/08 .........................................................            15,900,000 AUD            12,806,807
  6.00%, 5/01/12 .........................................................            18,300,000 AUD            14,305,518
Queensland Treasury Corp.,
  6.00%, 7/14/09 .........................................................            17,500,000 AUD            13,577,760
  6.00%, 10/14/15 ........................................................            33,313,000 AUD            26,378,330
                                                                                                            --------------
                                                                                                                69,662,426
                                                                                                            --------------
AUSTRIA 2.5%
Republic of Austria,
  3.90%, 10/20/05 ........................................................             2,800,000 EUR             3,469,373
  5.00%, 1/15/08 .........................................................             5,000,000 EUR             6,576,534
  4.00%, 7/15/09 .........................................................             9,400,000 EUR            12,224,234
  5.00%, 7/15/12 .........................................................             4,030,000 EUR             5,599,885
  4.65%, 1/15/18 .........................................................            11,700,000 EUR            16,106,202
                                                                                                            --------------
                                                                                                                43,976,228
                                                                                                            --------------
BELGIUM 0.8%
Kingdom of Belgium,
  4.75%, 9/28/06 .........................................................             3,380,000 EUR             4,303,205
  8.50%, 10/01/07 ........................................................             4,274,000 EUR             5,999,833
  5.00%, 9/28/12 .........................................................             1,990,000 EUR             2,765,760
                                                                                                            --------------
                                                                                                                13,068,798
                                                                                                            --------------
BRAZIL 0.3%
Republic of Brazil, FRN, 4.3125%, 4/15/12 ................................             4,784,767                 4,597,874
                                                                                                            --------------
CANADA 5.0%
Government of Canada,
  8.75%, 12/01/05 ........................................................            29,815,000 CAD            24,486,301
  3.00%, 6/01/06 .........................................................            18,200,000 CAD            14,551,151
  5.75%, 9/01/06 .........................................................             3,050,000 CAD             2,520,641
  6.00%, 6/01/11 .........................................................             2,638,000 CAD             2,369,648
  5.25%, 6/01/12 .........................................................            10,000,000 CAD             8,696,266
Province of Alberta,
  7.50%, 12/01/05 ........................................................            40,490,000 CAD            33,050,077
  senior note, 7.25%, 10/28/05 ...........................................               850,000 CAD               689,729
                                                                                                            --------------
                                                                                                                86,363,813
                                                                                                            --------------
DENMARK 1.0%
Kingdom of Denmark,
  8.00%, 3/15/06 .........................................................            37,076,000 DKK             6,404,950
  7.00%, 11/15/07 ........................................................             5,850,000 DKK             1,077,250
  4.00%, 8/15/08 .........................................................             3,200,000 DKK               555,584
  6.00%, 11/15/11 ........................................................            11,100,000 DKK             2,175,618
  5.00%, 11/15/13 ........................................................            42,200,000 DKK             7,961,435
                                                                                                            --------------
                                                                                                                18,174,837
                                                                                                            --------------


                                          Quarterly Statement of Investments | 3





TEMPLETON GLOBAL BOND FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT(a)          VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
FINLAND 1.9%
Government of Finland,
  7.25%, 4/18/06 .........................................................             4,225,000 EUR        $    5,431,593
  5.00%, 4/25/09 .........................................................            15,300,000 EUR            20,575,187
  5.375%, 7/04/13 ........................................................             4,400,000 EUR             6,310,741
                                                                                                            --------------
                                                                                                                32,317,521
                                                                                                            --------------
FRANCE 1.4%
Government of France,
  5.00%, 4/25/12 .........................................................             3,690,000 EUR             5,119,927
  4.00%, 4/25/13 .........................................................            11,500,000 EUR            15,059,012
  4.25%, 4/25/19 .........................................................             2,800,000 EUR             3,721,338
                                                                                                            --------------
                                                                                                                23,900,277
                                                                                                            --------------
GERMANY 2.1%
Federal Republic of Germany,
  2.50%, 9/16/05 .........................................................             3,800,000 EUR             4,682,244
  4.00%, 2/16/07 .........................................................             5,000,000 EUR             6,344,513
  5.00%, 1/04/12 .........................................................             4,500,000 EUR             6,237,338
KfW Bankengruppe, senior note, 6.375%, 2/17/15 ...........................            27,450,000 NZD            19,408,427
                                                                                                            --------------
                                                                                                                36,672,522
                                                                                                            --------------
GREECE 0.9%
Hellenic Republic,
  4.60%, 5/20/13 .........................................................             6,200,000 EUR             8,340,328
  4.50%, 5/20/14 .........................................................             2,900,000 EUR             3,872,211
  6.50%, 10/22/19 ........................................................             1,800,000 EUR             2,885,724
                                                                                                            --------------
                                                                                                                15,098,263
                                                                                                            --------------
HUNGARY 0.6%
Government of Hungary,
  8.50%, 10/12/05 ........................................................         1,998,500,000 HUF             9,694,407
  7.00%, 4/12/06 .........................................................           103,000,000 HUF               496,499
                                                                                                            --------------
                                                                                                                10,190,906
                                                                                                            --------------
INDONESIA 5.4%
Government of Indonesia,
  11.00%, 10/15/14 .......................................................        76,700,000,000 IDR             7,965,748
  9.50%, 6/15/15 .........................................................        11,000,000,000 IDR             1,042,157
  10.00%, 7/15/17 ........................................................       104,700,000,000 IDR            10,048,687
Indonesia Recapital Bonds,
  14.00%, 6/15/09 ........................................................        43,217,000,000 IDR             5,058,178
  13.15%, 3/15/10 ........................................................       147,815,000,000 IDR            16,995,857
  14.25%, 6/15/13 ........................................................       225,807,000,000 IDR            27,650,564
  14.275%, 12/15/13 ......................................................       204,818,000,000 IDR            25,204,145
                                                                                                            --------------
                                                                                                                93,965,336
                                                                                                            --------------


4 | Quarterly Statement of Investments




TEMPLETON GLOBAL BOND FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT(a)          VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
IRELAND 1.2%
Republic of Ireland,
  4.25%, 10/18/07 ........................................................             9,550,000 EUR        $   12,299,026
  5.00%, 4/18/13 .........................................................             2,100,000 EUR             2,932,856
  4.60%, 4/18/16 .........................................................             4,400,000 EUR             6,051,109
                                                                                                            --------------
                                                                                                                21,282,991
                                                                                                            --------------
ITALY 0.1%
Government of Italy, 8.75%, 7/01/06 ......................................               951,000 EUR             1,252,854
                                                                                                            --------------
MALAYSIA 4.2%
Government of Malaysia,
  3.135%, 12/17/07 .......................................................            15,000,000 MYR             3,948,355
  6.45%, 7/01/08 .........................................................            29,000,000 MYR             8,345,895
  4.305%, 2/27/09 ........................................................            97,040,000 MYR            26,359,639
  4.032%, 9/15/09 ........................................................            79,300,000 MYR            21,338,294
  3.644%, 8/25/10 ........................................................            50,000,000 MYR            13,201,211
                                                                                                            --------------
                                                                                                                73,193,394
                                                                                                            --------------
MEXICO 0.5%
United Mexican States,
  144A, 7.50%, 3/08/10 ...................................................             3,300,000 EUR             4,756,003
  Reg S, 7.50%, 3/08/10 ..................................................             2,500,000 EUR             3,603,033
                                                                                                            --------------
                                                                                                                 8,359,036
                                                                                                            --------------
NETHERLANDS 1.3%
Government of Netherlands,
  6.00%, 1/15/06 .........................................................             1,300,000 EUR             1,637,820
  3.00%, 7/15/07 .........................................................             2,000,000 EUR             2,502,615
  3.75%, 7/15/09 .........................................................             3,600,000 EUR             4,641,838
  5.00%, 7/15/12 .........................................................               500,000 EUR               694,361
  7.50%, 1/15/23 .........................................................             7,300,000 EUR            13,449,355
                                                                                                            --------------
                                                                                                                22,925,989
                                                                                                            --------------
NEW ZEALAND 3.7%
Government of New Zealand,
  6.50%, 2/15/06 .........................................................            33,300,000 NZD            23,489,417
  7.00%, 7/15/09 .........................................................            27,588,000 NZD            20,275,436
  6.00%, 11/15/11 ........................................................            10,837,000 NZD             7,750,273
  6.50%, 4/15/13 .........................................................            16,150,000 NZD            11,933,370
                                                                                                            --------------
                                                                                                                63,448,496
                                                                                                            --------------
NORWAY 2.3%
Kingdom of Norway, 6.75%, 1/15/07 ........................................           246,550,000 NOK            40,752,675
                                                                                                            --------------
PERU 0.9%
Republic of Peru,
  9.875%, 2/06/15 ........................................................             1,100,000                 1,350,250
  FRN, 5.00%, 3/07/17 ....................................................            14,830,200                14,070,152
                                                                                                            --------------
                                                                                                                15,420,402
                                                                                                            --------------


                                          Quarterly Statement of Investments | 5




TEMPLETON GLOBAL BOND FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT(a)          VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
PHILIPPINES 1.8%
Republic of Philippines,
  9.00%, 2/15/13 .........................................................             3,675,000            $    3,886,313
  FRN, 3.4375%, 6/01/08 ..................................................               466,667                   444,225
  Reg S, zero cpn., 10/03/05 .............................................             4,900,000                 4,840,621
  Reg S, 9.125%, 2/22/10 .................................................            15,795,000 EUR            21,602,434
                                                                                                            --------------
                                                                                                                30,773,593
                                                                                                            --------------
POLAND 6.3%
Republic of Poland,
  8.50%, 11/12/06 ........................................................            68,850,000 PLN            21,241,822
  8.50%, 5/12/07 .........................................................            48,740,000 PLN            15,297,303
  6.00%, 5/24/09 .........................................................           160,220,000 PLN            48,724,678
  6.25%, 10/24/15 ........................................................            73,500,000 PLN            23,631,972
                                                                                                            --------------
                                                                                                               108,895,775
                                                                                                            --------------
SINGAPORE 3.4%
Republic of Singapore,
  4.00%, 3/01/07 .........................................................            41,150,000 SGD            25,520,011
  2.625%, 10/01/07 .......................................................            56,050,000 SGD            34,081,279
                                                                                                            --------------
                                                                                                                59,601,290
                                                                                                            --------------
SLOVAK REPUBLIC 4.7%
Republic of Slovakia,
  4.95%, 3/05/08 .........................................................            89,900,000 SKK             3,008,662
  4.80%, 4/14/09 .........................................................           640,000,000 SKK            21,533,752
  4.90%, 2/05/10 .........................................................            18,000,000 SKK               613,456
  7.50%, 3/13/12 .........................................................            59,000,000 SKK             2,339,542
  4.90%, 2/11/14 .........................................................           114,500,000 SKK             4,009,216
  Strip, 1/14/07 .........................................................         1,627,800,000 SKK            49,306,693
                                                                                                            --------------
                                                                                                                80,811,321
                                                                                                            --------------
SOUTH AFRICA 0.1%
Republic of South Africa, 5.25%, 5/16/13 .................................             1,200,000 EUR             1,614,035
                                                                                                            --------------
SOUTH KOREA 14.3%
Korea Treasury Bond,
  4.50%, 3/05/06 .........................................................         6,000,000,000 KRW             5,996,439
  4.50%, 9/03/06 .........................................................        28,500,000,000 KRW            28,594,623
  6.90%, 1/16/07 .........................................................        38,100,000,000 KRW            39,738,090
  4.75%, 3/03/07 .........................................................        34,870,000,000 KRW            35,257,636
  3.75%, 9/10/07 .........................................................        37,000,000,000 KRW            36,487,398
  5.77%, 10/09/07 ........................................................        27,800,000,000 KRW            28,925,494
  4.75%, 3/12/08 .........................................................        22,300,000,000 KRW            22,772,958
  4.50%, 9/09/08 .........................................................        46,775,000,000 KRW            47,572,336
Republic of Korea, 5.00%, 3/26/13 ........................................         2,500,000,000 KRW             2,599,596
                                                                                                            --------------
                                                                                                               247,944,570
                                                                                                            --------------


6 | Quarterly Statement of Investments




TEMPLETON GLOBAL BOND FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT(a)          VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
SPAIN 0.3%
Government of Spain, 8.80%, 4/30/06 ......................................             4,649,855 EUR        $    6,067,428
                                                                                                            --------------
SWEDEN 7.6%
Kingdom of Sweden,
  3.50%, 4/20/06 .........................................................           199,480,000 SEK            27,207,425
  8.00%, 8/15/07 .........................................................           308,005,000 SEK            46,575,841
  6.50%, 5/05/08 .........................................................            28,900,000 SEK             4,340,283
  5.00%, 1/28/09 .........................................................             4,500,000 SEK               657,919
  5.50%, 10/08/12 ........................................................           108,400,000 SEK            16,954,438
  Index Linked, 3.50%, 12/01/15 ..........................................           208,200,000 SEK            36,047,962
                                                                                                            --------------
                                                                                                               131,783,868
                                                                                                            --------------
THAILAND 4.6%
Bank of Thailand Bond,
  Strip, 1/12/06 .........................................................            80,000,000 THB             1,937,244
  Strip, 4/07/06 .........................................................           258,250,000 THB             6,215,753
Thailand Government Bond,
  8.50%, 10/14/05 ........................................................         1,087,100,000 THB            27,330,144
  2.00%, 1/24/06 .........................................................           100,000,000 THB             2,451,048
  8.00%, 12/08/06 ........................................................         1,108,920,000 THB            29,322,869
  4.125%, 2/12/08 ........................................................            73,000,000 THB             1,836,050
  8.50%, 12/08/08 ........................................................             8,500,000 THB               244,896
Thailand Treasury Bill, Strip, 3/09/06 ...................................           425,000,000 THB            10,252,228
                                                                                                            --------------
                                                                                                                79,590,232
                                                                                                            --------------
UKRAINE 2.5%
Republic of Ukraine,
  144A, 6.875%, 3/04/11 ..................................................             5,300,000                 5,542,740
  144A, 7.65%, 6/11/13 ...................................................            10,192,000                11,109,280
  FRN, 6.365%, 8/05/09 ...................................................            19,900,000                21,346,730
  Reg S, 6.875%, 3/04/11 .................................................             3,500,000                 3,660,300
  Reg S, 7.65%, 6/11/13 ..................................................             1,020,000                 1,111,035
  senior note, Reg S, 10.00%, 3/15/07 ....................................               410,685 EUR               545,231
                                                                                                            --------------
                                                                                                                43,315,316
                                                                                                            --------------
UNITED KINGDOM 0.1%
United Kingdom, 8.50%, 7/16/07 ...........................................               581,000 GBP             1,145,976
                                                                                                            --------------
VENEZUELA 2.5%
Republic of Venezuela,
  9.25%, 9/15/27 .........................................................            16,480,000                16,442,920
  FRN, 4.15%, 4/20/11 ....................................................            30,000,000                26,881,500
                                                                                                            --------------
                                                                                                                43,324,420
                                                                                                            --------------
     TOTAL LONG TERM INVESTMENTS (COST $1,499,147,782) ...................                                   1,581,333,640
                                                                                                            --------------


                                          Quarterly Statement of Investments | 7




TEMPLETON GLOBAL BOND FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT(a)          VALUE
--------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 6.6%
   CANADA 0.7%
(b)Canada Treasury Bills, 7/28/05 - 1/26/06 ..............................            14,465,000 CAD        $   11,410,066
                                                                                                            --------------
   NORWAY 3.0%
(b)Norwegian Treasury Bills, 6/15/05 - 3/15/06 ...........................           344,560,000 NOK            52,942,178
                                                                                                            --------------
   THAILAND 1.4%
(b)Bank of Thailand, 10/06/05 - 5/18/06 ..................................           989,750,000 THB            23,885,855
                                                                                                            --------------
   UNITED STATES 1.5%
   Dresdner Bank AG, Time Deposit, 3.06%, 6/01/05 ........................            25,435,000                25,435,000
                                                                                                            --------------
   TOTAL SHORT TERM INVESTMENTS (COST $115,573,731) ......................                                     113,673,099
                                                                                                            --------------
   TOTAL INVESTMENTS (COST $1,614,721,513) 97.9% .........................                                   1,695,006,739
   OTHER ASSETS, LESS LIABILITIES 2.1% ...................................                                      36,369,785
                                                                                                            --------------
   NET ASSETS 100.0% .....................................................                                  $1,731,376,524
                                                                                                            ==============

CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
KRW - Korean Won
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
SKK - Slovak Koruna
THB - Thai Baht

SELECTED PORTFOLIO ABBREVIATIONS:

FRN - Floating Rate Notes

(a)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(b) A portion or all of the security is traded on a discount basis with no stated coupon rate.


8 | See Notes to Statement of Investments. | Quarterly Statement of Investments





TEMPLETON GLOBAL BOND FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Income Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of one fund, the Templeton Global Bond Fund (the Fund).

1. INCOME TAXES

At May 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ...................................         $ 1,633,925,264
                                                                ===============
Unrealized appreciation ...............................         $    88,830,735
Unrealized depreciation ...............................             (27,749,260)
                                                                ---------------
Net unrealized appreciation (depreciation) ............         $    61,081,475
                                                                ===============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 9





ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 22, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 22, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  July 22, 2005